Consolidated Statements of Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Charter revenue	$ 59,530,645	$ 53,218,975	$ 92,093,426
Commissions (including related party of $1,119,611, $646,987 and $750,533 in 2011, 2012 and 2013, respectively)	(3,273,889)	(2,918,296)	(5,185,459)
Net Revenue	56,256,756	50,300,679	86,907,967
Expenses / (Income)
Voyage expenses, net	6,668,998	1,855,964	979,987
Vessels operating expenses (including related party of $581,021, $660,474 and $797,143 in 2011, 2012 and 2013, respectively)	20,758,513	18,808,084	18,018,016
Dry-docking expenses (including related party of $122,481, $0 and $109,248 in 2011, 2012 and 2013, respectively)	1,698,217	0	2,924,046
Management fees - related party	5,874,416	4,094,744	4,780,500
Depreciation	16,986,584	16,386,426	32,544,199
General and administrative expenses (including related party of $5,265,799, $3,304,116 and $7,670,556 in 2011, 2012 and 2013, respectively)	10,764,001	7,901,762	12,315,054
Impairment loss	0	0	277,327,148
Bad debt provisions	0	124,717	0
Loss on sale of assets	0	0	15,192,704
Gain from vessel early redelivery	(2,267,818)	0	(1,947,947)
Loss from contract cancellation (including related party of $0, $0 and $444,421 in 2011, 2012 and 2013, respectively)	568,658	0	0
Gain from marketable securities, net	(1,202,094)	(414,235)	0
Other income	(638,374)	(750,715)	0
Operating (Loss) / Income	(2,954,345)	2,293,932	(275,225,740)
Other Income / (Expenses)
Interest and finance costs	(7,440,190)	(6,744,917)	(9,349,714)
Loss on derivatives, net	(95,288)	(714,074)	(2,340,418)
Interest income (including related party of $508,019, $675,856 and $504,326 in 2011, 2012 and 2013, respectively)	531,028	728,503	620,861
Equity in net income of affiliate	1,652,339	1,986,590	2,749,866
Gain from debt extinguishment	0	1,893,254	0
Loss on investment in affiliate	(8,620,372)	(16,985,066)	0
Foreign currency gain / (loss)	(26,204)	(15,347)	46,386
Total Other Expenses, net	(13,998,687)	(19,851,057)	(8,273,019)
Net Loss	(16,953,032)	(17,557,125)	(283,498,759)
Other Comprehensive Income / (Loss)
Unrealized (loss) / gain on cash flow hedges	131,112	(847,943)	0
Transfer of realized loss on cash flow hedges to "Interest and finance costs"	312,069	174,869	0
Equity in other comprehensive (loss) / income of affiliate	77,165	(107,083)	0
Unrealized loss on change in fair value of marketable securities	(2,064,265)	(827,377)	0
Transfer of impairment of marketable securities to "Gain from marketable securities, net"	1,911,212	980,430	0
Total Other Comprehensive (Loss) / Income	367,293	(627,104)	0
Comprehensive Loss	$ (16,585,739)	$ (18,184,229)	$ (283,498,759)
Loss per Class A common share, basic and diluted	$ (1.31)	$ (2.84)	$ (47.61)
Weighted average number of Class A common shares, basic and diluted	12,639,128	6,035,910	5,793,792